BUSINESS COMBINATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands							6 Months Ended
	Jun. 18, 2021 USD ($) shares	Jun. 18, 2021 HKD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 HKD ($) $ / shares shares	Jun. 06, 2017 HKD ($) $ / shares shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Oct. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Gain on previously held equity interest							¥ 36,142	$ 5,598	¥ 0
Loto Interactive
Business Acquisition [Line Items]
Number of shares acquired | shares	30,642,534	30,642,534	169,354,839	169,354,839	169,354,839	1,278,714,329
Percent of equity interest acquired						40.65%
Total consideration paid	$ 3,400	$ 26,200	¥ 88,746	$ 13,500	$ 105,000	$ 322,200
Price per share for business combination | $ / shares					$ 0.62	$ 0.252
Ownership interest held	59.80%	59.80%			54.20%					33.74%	40.48%
Gain on previously held equity interest			36,142	5,598
Ganzi Changhe Data Center
Business Acquisition [Line Items]
Total consideration paid			¥ 88,200	$ 13,600